T. ROWE PRICE Global Technology Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.7%
FINANCIAL SERVICES  3.5%
Other Financial Services  1.4%
Coinbase Global, Class A (1) 205,859 36,678
NU Holdings, Class A (1) 2,067,996 28,228
64,906
Payments  2.1%
Adyen (EUR) (1) 44,425 69,553
Stripe, Class B, Acquisition Date: 5/18/21, Cost $5,832 (1)(2)(3) 145,338 3,779
Wise, Class A (GBP) (1) 2,397,948 21,561
94,893
Total Financial Services 159,799
HARDWARE  14.5%
Consumer Electronics  12.8%
Apple  2,472,780 576,158
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)
(2)(3) 2,456,552 1,007
577,165
Enterprise Hardware  1.7%
Cognex  603,245 24,431
Keyence (JPY)  106,300 50,946
75,377
Total Hardware 652,542
HEALTH CARE  0.0%
Health Care Services  0.0%
Capsule, Acquisition Date: 4/7/21, Cost $3,034 (1)(2)(3) 209,351 477
Total Health Care 477
INDUSTRIALS  1.6%
Automobile Manufacturers  1.1%
Tesla (1) 181,480 47,481
47,481
Transportation Technology Services  0.5%
Uber Technologies (1) 295,796 22,232
22,232
Total Industrials 69,713
INTERNET  6.2%
China Internet Media/Advertising  1.1%
Bilibili, ADR (1)(4) 559,454 13,080

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Tencent Holdings (HKD)  680,200 37,823
50,903
China Internet Retail  0.6%
PDD Holdings, ADR (1) 207,758 28,008
28,008
China Internet Services  0.4%
Kanzhun, ADR  1,023,112 17,761
17,761
Rest of World Internet Retail  1.4%
MercadoLibre (1) 14,942 30,660
Sea, ADR (1) 357,489 33,704
64,364
U.S. Internet Retail  0.7%
Amazon.com (1) 169,301 31,546
31,546
U.S. Internet Services  2.0%
Canva, Acquisition Date: 11/24/20 - 12/22/21, Cost $85,406 (1)
(2)(3) 58,704 65,214
DoorDash, Class A (1) 176,736 25,226
90,440
Total Internet 283,022
IT SERVICES  0.9%
IT Services  0.9%
Globant (1) 202,481 40,120
Total IT Services 40,120
MEDIA & ENTERTAINMENT  2.4%
Direct-to-Consumer Subscription Services  1.1%
Netflix (1) 63,353 44,934
Patreon, Class B, Acquisition Date: 8/19/21 - 10/14/21,
Cost $8,991 (1)(2)(3) 160,478 2,783
47,717
Video Gaming  1.3%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $35,169 (1)(2)(3) 55,593 35,419
Nintendo (JPY)  395,600 21,145
56,564
Total Media & Entertainment 104,281

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SEMICONDUCTORS  40.7%
Analog Semiconductors  1.7%
Analog Devices  259,211 59,663
Silergy (TWD)  1,216,000 17,908
77,571
Digital Systems  16.9%
NVIDIA  6,280,832 762,744
762,744
Foundry  5.7%
Taiwan Semiconductor Manufacturing (TWD)  8,539,300 257,495
257,495
Memory  1.3%
Samsung Electronics (KRW)  449,914 21,028
SK Hynix (KRW)  292,153 39,101
60,129
Microcontrollers  2.0%
Infineon Technologies (EUR)  1,350,241 47,404
NXP Semiconductors  181,048 43,454
90,858
Processors  6.5%
Advanced Micro Devices (1) 1,030,626 169,105
Broadcom  517,019 89,186
Lattice Semiconductor (1) 621,834 33,001
291,292
Semiconductor Capital Equipment  6.6%
ASM International (EUR)  79,616 52,527
ASML Holding (EUR)  154,738 128,721
BE Semiconductor Industries (EUR)  303,032 38,649
Entegris  486,202 54,712
Lasertec (JPY)  127,400 21,241
295,850
Total Semiconductors 1,835,939
SOFTWARE  26.2%
Back-Office Applications Software  4.5%
Gusto, Acquisition Date: 10/4/21, Cost $4,568 (1)(2)(3) 158,669 2,950
Samsara, Class A (1) 634,377 30,526
SAP (EUR)  486,084 111,183
Workday, Class A (1) 236,976 57,919
202,578

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Collaboration and Productivity Software  2.9%
Atlassian, Class A (1) 193,580 30,742
Evernote Chinese Cash Escrow, EC (1)(2) 54,708 —
Evernote Equity Holder Expense Fund, EC (1)(2) 2,015 2
Monday.com (1) 90,989 25,274
ServiceNow (1) 85,659 76,613
132,631
Design Software  3.2%
Autodesk (1) 215,077 59,249
Cadence Design Systems (1) 131,780 35,716
Synopsys (1) 101,210 51,252
146,217
Front-Office Applications Software  0.7%
HubSpot (1) 55,938 29,737
29,737
Industry-Specific Software  1.7%
ServiceTitan, Acquisition Date: 5/4/21, Cost $3,386 (1)(2)(3) 33,857 2,670
Shopify, Class A (1) 890,235 71,343
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,204 (1)
(2)(3) 142,720 4,967
78,980
Infrastructure and Developer Tool Software  12.6%
Confluent, Class A (1) 676,405 13,785
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $7,954 (1)(2)(3) 496,860 43,411
Datadog, Class A (1) 198,272 22,813
Microsoft  1,070,919 460,817
MongoDB (1) 109,248 29,535
570,361
Security Software  0.6%
Zscaler (1) 162,586 27,792
27,792
Total Software 1,188,296
TELECOM EQUIPMENT  1.7%
Wireline Equipment  1.7%
Ciena (1) 480,077 29,568
Corning  1,076,351 48,597
Total Telecom Equipment 78,165
Total Common Stocks (Cost $2,511,149) 4,412,354

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  2.4%
FINANCIAL SERVICES  0.2%
Other Financial Services  0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,577 (1)
(2)(3) 882,194 6,952
Total Financial Services 6,952
HEALTH CARE  0.0%
Health Care Services  0.0%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,034 (1)
(2)(3) 209,351 477
Total Health Care 477
INDUSTRIALS  0.2%
Transportation Technology Services  0.2%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552 (1)(2)
(3) 218,364 893
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)
(2)(3) 85,888 6,888
Total Industrials 7,781
INTERNET  0.8%
China Internet Media/Advertising  0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $5,238 (1)
(2)(3) 106,272 29,167
29,167
U.S. Internet Services  0.2%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $5,323 (1)(2)(3) 3,123 3,469
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $1,316 (1)(2)(3) 772 858
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $153 (1)(2)(3) 90 100
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(2)(3) 2 2
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(2)
(3) 427,147 2,717
7,146
Total Internet 36,313
MEDIA & ENTERTAINMENT  0.2%
Direct-to-Consumer Subscription Services  0.2%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806 (1)(2)(3) 425,114 7,371
Total Media & Entertainment 7,371

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SOFTWARE  1.0%
Back-Office Applications Software  0.1%
Gusto, Series E, Acquisition Date: 7/13/21, Cost $6,225 (1)(2)
(3) 204,816 3,808
3,808
Collaboration and Productivity Software  0.1%
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $19,390 (1)(2)(3) 103,534 4,976
4,976
Industry-Specific Software  0.2%
ServiceTitan, Series F, Acquisition Date: 3/25/21,
Cost $5,223 (1)(2)(3) 48,666 3,837
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $377 (1)
(2)(3) 3,171 250
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $721 (1)(2)(3) 32,120 1,118
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $72 (1)(2)(3) 3,190 111
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $78 (1)(2)(3) 3,490 121
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $2,570 (1)(2)(3) 114,461 3,984
9,421
Infrastructure and Developer Tool Software  0.6%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $164 (1)
(2)(3) 2,784 243
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $12,844 (1)(2)(3) 174,786 15,271
Databricks, Series I, Acquisition Date: 9/14/23, Cost $5,303 (1)
(2)(3) 72,147 6,304
DataRobot, Series F, Acquisition Date: 10/27/20,
Cost $15,838 (1)(2)(3) 1,205,132 5,037
DataRobot, Series G, Acquisition Date: 6/11/21,
Cost $12,075 (1)(2)(3) 441,318 1,845
28,700
Total Software 46,905
Total Convertible Preferred Stocks (Cost $151,454) 105,799

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Treasury Reserve Fund, 4.94% (5)(6) 17,035 17
Total Short-Term Investments (Cost $17) 17
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.97% (5)(6) 8,706,022 8,706
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 8,706
Total Securities Lending Collateral (Cost $8,706) 8,706
Total Investments in Securities  100.3%
(Cost $2,671,326) $ 4,526,876
Other Assets Less Liabilities (0.3)% (11,399)
Net Assets 100.0% $ 4,515,477
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $268,476 and represents 5.9% of net assets.
(4) All or a portion of this security is on loan at September 30, 2024.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Global Technology Fund

ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.94% — — 286
Totals $ —# $ — $ 286+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ —  ¤  ¤ $ 8,706
T. Rowe Price Treasury
Reserve Fund, 4.94% 2,853  ¤  ¤ 17
Total $ 8,723^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $286 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,723.

T. ROWE PRICE Global Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Technology Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $21,073,000 for the period ended September 30, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,313,390 $ 936,285 $ 162,679 $ 4,412,354
Convertible Preferred Stocks — — 105,799 105,799
Short-Term Investments 17 — — 17
Securities Lending Collateral 8,706 — — 8,706
Total $ 3,322,113 $ 936,285 $ 268,478 $ 4,526,876
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Sales
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 139,651 $ 23,028 $ — $ 162,679
Convertible Preferred Stocks 118,021 8,586 (20,808) 105,799
Total $ 257,672 $ 31,614 $ (20,808) $ 268,478

T. ROWE PRICE Global Technology Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 162,679 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
20%
- 100%
20% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.6x
- 15.4x
10.0x Increase
Sales growth
rate
(5%)
- 55%
32% Increase
Enterprise
value to gross
profit multiple
5.0x
- 20.1x
12.8x Increase
Gross profit
growth rate
(5%)
- 55%
33% Increase
Probability
for potential
outcome
20%
- 50%
33% Increase
Premium
to public
company
multiples
1%
- 84%
29% Decrease
Discount
to public
company
multiples
43%
- 52%
48% Decrease
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE Global Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 105,799 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.6x
- 15.4x
7.6x Increase
Sales growth
rate
7%
- 55%
34% Increase
Enterprise
value to gross
profit multiple
6.9x
- 20.1x
13.5x Increase
Gross profit
growth rate
16%
- 55%
40% Increase
Enterprise
value to EBIT
multiple
8.4x
- 11.0x
10.1x Increase
EBIT growth
rate
26% 26% Increase
Enterprise
value to
gross written
premiums
multiple
1.3x 1.3x Increase
Probability
for potential
outcome
20%
- 50%
33% Increase
Premium
to public
company
multiples
15%
- 30%
23% Decrease

T. ROWE PRICE Global Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
to public
company
multiples
43%
- 52%
48% Decrease
Discount for
uncertainty
10%
- 100%
37% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F132-054Q3 09/24